Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	May 14, 2025 USD ($) $ / shares
Secured Debt [Member] | Line of Credit [Member] | 2024 Credit Agreement [Member]
Subsequent Event [Line Items]
Debt instrument face amount (in Dollars) | $	$ 850.0
NV5 Global, Inc. [Member]
Subsequent Event [Line Items]
Merger Agreement, consideration (in Dollars) | $	$ 1,700.0
Tender offer, share price	$ 23
Merger Agreement, cash tender offer share price	10
Stock consideration, per share price	13
Dividend, divided by VWAP of common stock	$ 13
VWAP, number of trading days	10
Minimum | NV5 Global, Inc. [Member]
Subsequent Event [Line Items]
Dividend, divided by VWAP of common stock	$ 9.53
Maximum | NV5 Global, Inc. [Member]
Subsequent Event [Line Items]
Dividend, divided by VWAP of common stock	$ 11.65